Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2014
Stockholders Equity [Line Items]
Stock Repurchase Program, Authorized Amount		$ 635
Stock Repurchased During Period, Shares		5,700,000	1,600,000
Stock Repurchased During Period, Value		300	50
Convertible note hedge purchased, gross					95
Proceeds from issuance of warrants					62
Stock Issued During Period, Shares, Conversion of Convertible Securities		4,000,000
Common stock subject to anti-dilution provisions					21,200,000
Convertible note hedge strike price					16.25
Repurchased warrants for the purchase of the Company's common stock	41	0	78	29
Proceeds from Derivative Instrument, Financing Activities			50
Proceeds from sale of convertible note hedge	54	0	104	43
Adjustments to Treasury Stock, Other	(179,000)
Adjustment to Treasury Stock, Other	(7)
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance		1	0	(13)		(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		8
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		5		14
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		3	15
Less: Pension and post-retirement benefits reclassified to earnings, net of tax of $(1), $(6) and $(6), respectively		(2)	(9)	(8)
Three And One Over Two Senior Notes [Member]
Stockholders Equity [Line Items]
Change in net purchase and issuance of shares		13,000,000
3 1/2% Convertible Senior Notes
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		4,000,000
Common Stock
Stockholders Equity [Line Items]
Repurchased warrants for the purchase of the Company's common stock			37
Foreign Exchange Forward [Member]
Stockholders Equity [Line Items]
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance						$ 35